Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 March 2009 to 08 April 2009

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	519,457	53,476,927
Replenishment	18,560	2,684,534
Repurchased	(4,827)	(600,232)
Redemptions	(3,427)	(591,095)
Losses	(92)	(4,314)
Capitalised Interest	0	2,728	( * see below )
Other Movements	0	0
Carried Forward	529,671	54,968,548

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,866,956	175,109,746
Repurchased	(608,540)	(53,090,532)
Redemptions	(844,707)	(73,725,009)
Losses	(725)	(19,766)
Capitalised Interest	0	294,895	( * see above )
Other Movements	0	0
Carried Forward	529,671	54,968,548

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 March 2009 to 08 April 2009

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	1.11%	12.49%
3 Month	3.23%	12.33%
12 Month	19.20%	19.20%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	1.12%	11.20%
3 Month	3.23%	11.14%
12 Month	14.21%	14.21%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	2.23%	23.69%
3 Month	6.47%	23.46%
12 Month	33.42%	33.42%

Asset Profiles
Weighted Average Seasoning	38.49	months
Weighted Average Loan size	£103,778.66
Weighted Average LTV	66.95%	*** (see below)
Weighted Average Indexed LTV (Halifax HPI)	65.36%		Original Loan and Indexed Original Valuation	70.53%
Weighted Average Indexed LTV (Nationwide HPI)	64.06%		Original Loan and Indexed Original Valuation	68.97%
Weighted Average Remaining Term	17.69	Years

Product Type Analysis	£000's	%
Variable Rate	13,104,502	23.84%
Fixed Rate	25,725,280	46.80%
Tracker Rate	16,138,766	29.36%
	54,968,548	100.00%

As at 08 April 2009 approximately 16.25% of the loans were flexible loans

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 March 2009 to 08 April 2009

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	4,073,169	7.41%
Interest Only	22,531,608	40.99%
Repayment	28,363,771	51.60%
	54,968,548	100.00%

As at 08 April 2009 approximately 35.33% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	29,386,186	53.46%
Remortgage	25,582,362	46.54%
	54,968,548	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 April 2009	4.24%
01 February 2009	4.69%
01 January 2009	4.94%
01 December 2008	5.44%

Geographic Analysis
Region	Number	£000's	%
East Anglia	19,653	1,836,124	3.34%
East Midlands	27,867	2,417,605	4.40%
Greater London	92,375	12,772,415	23.24%
North	20,807	1,511,764	2.75%
North West	61,313	5,027,859	9.15%
Scotland	31,382	2,338,777	4.25%
South East	142,904	17,236,138	31.36%
South West	43,486	4,459,137	8.11%
Wales	24,519	1,924,820	3.50%
West Midlands	32,149	2,807,066	5.11%
Yorkshire and Humberside	32,808	2,595,361	4.72%
Unknown	408	41,482	0.08%
Total	529,671	54,968,548	100.00%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 March 2009 to 08 April 2009

All values are in thousands of pounds sterling unless otherwise stated

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	43,853	1,666,467	3.03%	39.25
25.01 - 50.00	134,894	9,473,869	17.24%	41.94
50.01 - 75.00	203,173	23,653,821	43.03%	38.31
75.01 - 80.00	28,463	4,015,916	7.31%	34.74
80.01 - 85.00	41,754	6,456,199	11.75%	31.92
85.01 - 90.00	51,716	7,551,817	13.74%	34.84
90.01 - 95.00	25,818	2,150,459	3.91%	64.11
Total	529,671	54,968,548	100.00%	38.49

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	512,040	52,939,588	578	96.36%
1.00 - 1.99 months	8,700	1,008,456	6,661	1.84%
2.00 - 2.99 months	3,323	366,234	4,493	0.67%
3.00 - 3.99 months	1,626	175,001	2,828	0.32%
4.00 - 4.99 months	911	100,017	2,108	0.18%
5.00 - 5.99 months	641	66,062	1,693	0.12%
6.00 -11.99 months	1,541	167,348	5,757	0.30%
12 months and over	576	73,816	3,515	0.13%
Properties in Possession	313	41,574	2,819	0.08%
Total	529,671	54,938,096	30,452	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 March 2009 to 08 April 2009

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	43,807,062	9,669,865
Replenishment of Assets	0	2,684,534
Acquisition by Funding	0	0
Distribution of Principal Receipts	0	(1,191,327)
Allocation of Losses	(3,536)	(778)
Share of Capitalised Interest	2,236	492
Payment Re Capitalised Interest	(2,236)	2,236
Balance Carried Forward	43,803,526	11,165,022

Carried Forward Percentage	79.68834%	20.31166%

Minimum Seller Share	3,333,357	6.06%

Cash Accumulation Ledger
	£000's
Brought Forward	344,794
Additional Amounts Accumulated	3,536
Payment of Notes	0
Carried Forward	348,330

Target Balance	342,000	payable on 15th April 2009

	342,000

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 March 2009 to 08 April 2009

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
Quarter to 15/01/09	1.8205%
Quarter to 15/10/08	0.4164%
Quarter to 15/07/08	0.3592%
Quarter to 15/04/08	0.3174%

*In order to more accurately show the credit support available to note holders in Holmes, excess spread is now reported as all excess revenue at and under the payments of start-up loans in the Funding pre-enforcement revenue priority of payments. The previous measure was an amount net of payments that in reality were subordinated to revenue that investors could use if ever required.

Reserve Funds	First Reserve	Second Reserve	Third Reserve	Funding Reserve
Balance as at 15/01/09	£830,000,000.00	£0.00	£0.00	£0.00
Required Amount as at 15/01/09	£830,000,000.00	£0.00	£0.00	£0.00
Percentage of Notes	1.88%	0.00%	0.00%	0.00%
Percentage of Funding Share	1.89%	0.00%	0.00%	0.00%

Notes Outstanding
	£000's	Enhancement
AAA Notes Outstanding	41,088,280	8.82%
AA Notes Outstanding	1,296,825	5.88%
A Notes Outstanding	464,856	4.83%
BBB Notes Outstanding	1,111,385	2.31%
BB Notes Outstanding	190,000	1.88%
Total	44,151,346

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 March 2009 to 08 April 2009

All values are in thousands of pounds sterling unless otherwise stated

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	338	47,365
Repossessed in Period	72	24,968
Sold in Period	(97)	(27,940)
Carried Forward	313	44,393

	Cumulative
	Number	£000's
Repossessed to date	2,789	500,492
Sold to date	(2,476)	(456,099)
Carried Forward	313	44,393

Repossession Sales Information
Average time Possession to Sale	109	Days
Average arrears at time of Sale	£7,186

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th October, 2005, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance falls below £52bn for two consecutive distribution dates. *

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (0)20 7756 6165
Facsimilie : +44 (0)20 7756 5862
Email : MBF@abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 March 2009 to 08 April 2009

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	2.26625%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	2.26625%	1.75%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	2.61200%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	2.26625%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	2.26625%	0.09%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 1,000,000,000	2.61200%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	2.61200%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	2.26625%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	2.61200%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	2.26625%	0.20%
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	2.61200%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	2.26625%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	1.09438%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	2.26625%	0.09%
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	1.09438%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	1.09438%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	1.09438%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	1.09438%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	1.09438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	2.61200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	2.26625%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	2.61200%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	2.26625%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	2.61200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	2.26625%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	2.61200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	2.26625%	0.42%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	1.09438%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	2.61200%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	2.61200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	2.26625%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	1.09438%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	2.61200%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	2.26625%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	1.09438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	2.61200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	2.26625%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	2.61200%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	2.26625%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	2.61200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	2.26625%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	2.61200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	2.26625%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	1.09438%	0.10%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	0.65857%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	1.09438%	0.05%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 March 2009 to 08 April 2009

All values are in thousands of pounds sterling unless otherwise stated

Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	1.09438%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	2.61200%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	2.26625%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	1.09438%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	2.61200%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	2.26625%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	1.09438%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	2.61200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	2.26625%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	1.09438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	2.61200%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	2.26625%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	1.09438%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	5.38800%	0.10%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	5.42500%	0.11%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	2.73800%	0.12%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	2.26625%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	2.26625%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	2.26625%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	2.73800%	0.12%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	4.75000%	0.12%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	5.38800%	0.12%
Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	5.42500%	0.12%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	2.26625%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	2.26625%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	2.26625%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£2,000,000,000	3.03139%	0.09%
Series 1 Class A2	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£7,000,000,000	3.03139%	0.10%
Series 1 Class A3	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	$5,425,000,000	1.66715%	0.52%
Series 1 Class B	Holmes Master Issuer 2008-2	AA/Aa3/AA	£450,000,000	3.03139%	0.40%
Series 1 Class C	Holmes Master Issuer 2008-2	BBB/Baa2/BBB	£220,000,000	3.03139%	0.70%
Series 1 Class D	Holmes Master Issuer 2008-2	BB/Ba2/BB	£190,000,000	3.03139%	0.90%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 March 2009 to 08 April 2009

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
02Q3	-	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-	-
05Q2	-	1,001	-	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-	-
06Q4	-	-	1,018	-	-	-	-	-	-	-
07Q1	-	812	-	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-	-
07Q3	575	-	-	679	-	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	-	771	-	-	-	-
08Q2	-	221	-	388	-	600	715	-	-	-
08Q3	-	221	-	388	-	-	715	-	-	-
08Q4	-	221	1,272	-	-	-	-	-	-	-
09Q1	-	1,171	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 March 2009 to 08 April 2009

All values are in thousands of pounds sterling unless otherwise stated

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
09Q1	-	-	-	-	-	-	-	-	-	-
09Q2	-	-	-	342	-	-	-	-	-	-
09Q3	-	-	-	342	397	-	-	-	-	-
09Q4	-	-	-	-	397	-	-	-	-	-
10Q1	-	-	453	-	-	386	-	-	-	600
10Q2	-	-	453	-	-	386	1,664	-	-	500
10Q3	250	-	600	-	-	-	-	-	-	900
10Q4	-	-	-	1,526	1,632	-	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	-	1,500
11Q2	-	-	-	-	-	2,649	654	-	-	-
11Q3	-	-	-	-	-	-	654	-	-	1,000
11Q4	-	-	-	-	-	-	654	-	-	900
12Q1	-	-	-	-	-	-	-	918	-	600
12Q2	-	-	-	-	-	-	-	918	-	600
12Q3	-	-	-	-	-	-	377	918	-	600
12Q4	-	-	-	-	-	515	-	-	-	600
13Q1	-	-	-	-	-	-	-	742	-	600
13Q2	-	-	-	-	-	-	-	742	-	600
13Q3	-	-	-	-	-	-	-	742	-	700
13Q4	-	-	-	-	-	-	-	-	-	1,300
14Q1	-	-	-	-	-	-	-	593	-	600
14Q2	-	-	-	-	-	-	-	593	-	600
14Q3	-	-	-	-	-	-	-	593	-	300
14Q4	-	-	-	-	-	-	-	-	7,500	-
15Q1	-	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 10 March 2009 to 08 April 2009

All values are in thousands of pounds sterling unless otherwise stated